OTHER LONG TERM ASSETS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
number of vessels being upgraded	14		9
Construction completed [Member]
Property, Plant and Equipment [Line Items]
Number of vessels where upgrade completed	10
Number of vessels where upgrade completed under finance lease	3
Evergreen Marine [Member] | Container vessels [Member]
Property, Plant and Equipment [Line Items]
Contract with Customer, Asset, after Allowance for Credit Loss				$ 18,000,000.0
Amortization	$ (1,400,000)	$ (1,400,000)
Vessels Under Finance Lease, Cost
Property, Plant and Equipment [Line Items]
Capitalized costs	22,167,000
Property Plant and Equipment Cost
Property, Plant and Equipment [Line Items]
Capitalized costs	32,119,000
Property Plant and Equipment Net
Property, Plant and Equipment [Line Items]
Capitalized costs	$ 32,119,000